Contract Balances (Details) - Schedule of contract assets - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Contract Assets Abstract
At the beginning of the year	¥ 5,323	¥ 6,194
Net off the beginning contract assets with financial liabilities, as the result of rights to consideration becoming unconditional	(5,323)	(6,194)
Contract assets recognized with the recognition of revenue during the year	3,845	5,323
At the end of the year/period	¥ 3,845	¥ 5,323